Joint arrangements	12 Months Ended
Mar. 31, 2024
Disclosure of joint ventures [abstract]
Joint arrangements
50.
Joint arrangements
(a)
Joint ventures

The Group on December 14, 2022, through its subsidiary, ReNew Power International Limited (RPIL), acquired 40% shareholding in 3E NV, a limited liability non-listed company incorporated, organized and existing under the laws of Belgium. 3E NV along with its subsidiaries is engaged in the business of (i) digital solutions, SaaS and expert services for performance optimisation and analytics of renewable energy assets including energy storage, over the full life cycle, and (ii) the supply of various expert services for engineering, technical and strategic decision support in the area of renewable energy. Based on the terms contained in the share purchase agreement, RPIL will have equal representation on the Board of 3E NV and the decisions about its relevant activities require unanimous consent of the parties sharing control. All the shareholders including RPIL have a residual interest in the net assets of 3E NV. In addition, RPIL is required to acquire an additional 40% stake in 3E NV and gain control over it once conditions precedent in the share purchase agreement have been complied with. The management has assessed that the Group does not have currently exercisable substantive rights to control 3E NV as at 31 March 2024, nor it has present access to returns associated with the additional 40% ownership interest to be acquired at a future date. The management has also determined that considering the exercise price, fair value of the forward contract to acquire an additional 40% stake in 3E NV is not material. Accordingly, the Group has classified its interest in 3E NV as a joint venture and is accounted for using the equity method in the consolidated financial statements. During the year ended March 31, 2024, the Group recognised loss of INR 145 in the consolidated statement of profit or loss as its share in the post-acquisition loss of 3E NV (March 31, 2023: gain of INR 99). Accordingly, the carrying value of RPIL’s investment as at March 31, 2024 is INR 2,456 including goodwill of INR 2,366 (March 31, 2023: INR 2,601 including goodwill of INR 2,366). Besides aforementioned, additional financial information of 3E NV is not material.

ii) The Group on August 5, 2022 entered into a joint venture agreement with Fluence Energy Singapore Pte. Ltd., to jointly establish a lithium ion Battery Energy Storage System (BESS) integration business in India including the sale, distribution and marketing of the technology and servicing the projects. The agreement prescribes the committed funding amount of USD 10, which shall be split evenly between the parties. Accordingly, the RPL has contributed USD 5 (INR 412) to the entity, Fluence India ReNew JV Private Limited (Fluence). Based on the terms contained in agreement this transaction has been classified as joint venture. The Group’s interest in in the JV entity is accounted for using the equity method in these consolidated financial statements. During the year ended March 31, 2024, the Group recognised a loss of INR Nil in the consolidated statement of profit or loss as its share in the post-acquisition losses of Fluence (March 31, 2023: Loss of INR 6). Accordingly, the carrying value of investment in Fluence as at March 31, 2024 is INR 406 (March 31, 2023: INR 406). There are no material assets and liabilities.

iii) The Group through its subsidiary 'ReNew Private Limited' entered into an agreement on July 27, 2023 with Indian Oil Corporation of India ('IOCL) and Larsen & Toubro Limited ('L&T') to form a joint controlled entity namely 'GH4 India Private Limited' (‘GH4’) incorporated under the laws of India. The aforesaid entity was incorporated with the purpose of developing (including construction) green hydrogen (and its derivatives including green ammonia, methanol, etc.), production assets, associated renewable asset. The Company invested INR 10 to acquire 33.33% equity stake in GH4. Based on the terms contained in agreement this transaction has been classified as joint venture. The Group’s interest in the JV entity is accounted for using the equity method in these consolidated financial statements. During the year ended March 31, 2024, the Group recognised a loss of INR 10 in the consolidated statement of profit or loss as its share in the post-acquisition losses of GH4. Accordingly, the carrying value of investment in GH4 as at March 31, 2024 stands at Nil. There are no material assets and liabilities.

(b)
Joint Operations

The Group has 50% interest in a joint arrangement called VG DTL Transmissions Private Limited which was set up together with KP Energy Limited to develop evacuation facility for the SECI III project in the state of Gujarat. The country of incorporation and principal place of business of the joint operation is in India. The interest in joint operation is not significant to the Group.